May 20, 2008

Attn:  Terry French, Accountant Branch Chief

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549-0308

RE:

Cordia Corporation (File No. 0-51202)

Item 4.02(a) of Form 8-K

Filed on May 15, 2008-05-20

Dear Mr. French:

In response to your letter dated May 19, 2008, the above referenced entity is submitting the attached Amendment No. 1 to its Form 8-K, originally filed on May 15, 2008.  In addition to the amended filing the Company acknowledges the following:

1.

Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

2.

Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

3.

Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Respectfully submitted,

/s/ Joel Dupré

Joel Dupré

CEO